Note 4 - Asset Acquisition	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Business Combination Disclosure [Text Block]

4. Asset Acquisition

On January 7, 2022, the Company closed its acquisition of Lowell and acquired the product nafamostat, and the associated patents and historical know-how. The acquisition was valued at approximately $32.5 million plus cash acquired of $3.5 million and certain other adjustments. All options to purchase capital stock and all shares of Lowell capital stock issued and outstanding immediately before the effective time of the merger were cancelled in exchange for the right to receive (i) 450,477 shares of AcelRx common stock issued at a five day daily volume weighted average price of $11.46 per share as of January 7, 2022, or the Acquisition Date, valued at $5.2 million on closing, (ii) cash in the amount of $3.5 million, (iii) 69,808 shares of AcelRx common stock to be held back to satisfy any potential indemnification and other obligations of Lowell and its securityholders valued at $0.8 million, (iv) $0.5 million cash and stock paid for sellers’ transaction costs and (v) up to $26.0 million of contingent consideration payable in cash or stock at AcelRx's option, upon the achievement of regulatory and sales-based milestones.

The shares issued in the merger were issued in a private placement pursuant to the exemption from registration under Section 4(a)(2) of the Securities Act of 1933, as amended, or the Securities Act, including Rule 506 of Regulation D promulgated under the Securities Act, or Regulation D, without general solicitation as a transaction not involving any public offering.

The merger has been accounted for as an asset acquisition of a single IPR&D asset that has an alternative future use. The initial measurement of the asset purchased of $8.8 million was based on the purchase cost of $12.4 million including (i) $6.0 million common stock fair value on the closing date (issued and held back on the acquisition date), (ii) $0.5 million seller’s costs paid by the Company, (iii) $3.5 million cash and (iv) approximately $2.5 million of transaction costs less purchase price allocated to cash acquired of $3.5 million. Due to the nature of regulatory and sales-based milestones, the contingent consideration of up to $26.0 million was not included in the initial cost of the assets purchased as they are contingent upon events that are outside the Company’s control, such as regulatory approvals and issuance of patents, and are not considered probable until notification is received. However, upon achievement or anticipated achievement of each milestone, the Company shall recognize the related, appropriate payment as an additional cost of the acquired IPR&D asset. As of December 31, 2022, none of the contingent events has occurred.

The following table summarizes the total consideration for the acquisition and the value of the IPR&D asset acquired (in thousands):

Consideration
Cash	$3,536
Issuance of common stock to Lowell security holders in connection with asset acquisition	5,161
Issuance of common stock to settle Lowell’s transaction costs in connection with asset acquisition	350
Liability for issuance of 69,808 hold back shares to Lowell securityholders(1)	800
Transaction costs	2,521
Total consideration	$12,368

IPR&D Asset Acquired
Purchase price	$12,368
Cash acquired	(3,549)
Total IPR&D asset acquired(2)	$8,819

(1) Recorded as Other long-term liabilities in the consolidated balance sheets.

(2) Recorded as In-process research and development asset in the consolidated balance sheets.

The IPR&D asset will be initially accounted for as an indefinite-lived asset, and as a long-lived asset, it will be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If the IPR&D asset achieves regulatory approval and the asset life is determined to be finite, the asset’s useful life will be estimated, and the asset will be amortized over its remaining useful life. No impairment losses were recorded on the IPR&D asset during the year ended December 31, 2022.